Selected Quarterly Financial Data (unaudited) (Details) (USD $)	3 Months Ended										6 Months Ended			12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Quarterly Financial Data (unaudited)
License income, net					$ 16,003,000	$ 1,748,000	$ 2,622,000	$ 3,058,000	$ 3,059,000	$ 3,058,000			$ 17,751,000	$ 17,751,000	$ 11,797,000	$ 4,077,000
Total operating expenses	11,740,000	13,759,000	17,779,000	16,362,000	10,868,000	8,680,000	8,118,000	4,972,000	4,699,000	4,856,000	25,499,000		19,545,000	53,689,000	22,645,000	21,627,000
Other income (expense), net	(518,000)	(367,000)	(257,000)	(24,000)	(629,000)	49,000	(132,000)	(405,000)	139,000	94,000
Net (loss) income	$ (12,258,000)	$ (14,126,000)	$ (18,036,000)	$ (16,386,000)	$ 4,506,000	$ (6,883,000)	$ (5,628,000)	$ (2,319,000)	$ (1,501,000)	$ (1,704,000)	$ (26,384,000)		$ (2,374,000)	$ (36,799,000)	$ (11,152,000)	$ (16,031,000)
Net (loss) income per share, basic (restated) (in dollars per share)			$ (1.18)	$ (11.41)	$ 3.17	$ (4.91)
Net (loss) income per share, diluted (restated) (in dollars per share)			$ (1.18)	$ (11.41)	$ 0.32	$ (4.91)
Net loss per share, basic and diluted (restated) (in dollars per share)	$ (0.67)	$ (0.77)					$ (4.02)	$ (1.66)	$ (1.07)	$ (1.22)	$ (1.44)	[1]	$ (1.68)	$ (7.47)	$ (7.98)	$ (11.64)

[1]	The net loss, basic and diluted and weighted average shares, basic and diluted for the six months ended June 30, 2013 is correct and is not being restated